(Loss) Earnings Per Share - Basic and Diluted (Loss) Earnings per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator [Abstract]
Net Income (Loss)	$ 444,321,000	$ 150,726,000	$ (1,651,421,000)
Dilutive Securities, Effect on Basic Earnings Per Share, Dilutive Convertible Securities	(1,670)	0	0
Net (loss) income used in computing diluted (loss) earnings per share	$ 445,991,000	$ 150,726,000	$ (1,651,421,000)
Denominator [Abstract]
Weighted-average number of shares outstanding - basic (in shares)	574,966,327	566,612,815	558,119,948
Weighted-average number of shares outstanding - diluted (in shares)	604,713,980	594,405,604	558,119,948
Basic loss per share (in dollars per share)	$ 0.77	$ 0.27	$ (2.96)
Diluted loss per share (in dollars per share)	$ 0.74	$ 0.25	$ (2.96)
Employee Stock Option
Numerator [Abstract]
Incremental Common Shares Attributable to Dilutive Effect of Share-Based Payment Arrangements	23,660,416	27,486,226	0
Denominator [Abstract]
Adjusted weighted average shares outstanding - diluted (in shares)	23,660,416	27,486,226	0
RSAs/RSUs [Member]
Numerator [Abstract]
Incremental Common Shares Attributable to Dilutive Effect of Share-Based Payment Arrangements	3,385,263	306,563	0
Denominator [Abstract]
Adjusted weighted average shares outstanding - diluted (in shares)	3,385,263	306,563	0
Convertible Notes [Member]
Numerator [Abstract]
Incremental Common Shares Attributable to Dilutive Effect of Share-Based Payment Arrangements	2,701,974	0	0
Denominator [Abstract]
Adjusted weighted average shares outstanding - diluted (in shares)	2,701,974	0	0